Consolidated statement of cash flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net loss	€ (78)	€ (1,235)	€ (539)
Adjustments to reconcile net loss to net cash flows
Depreciation of property and equipment	21	46	32
Amortization of intangible assets	11	8	6
Share-based payments expense	88	65	53
Finance income	(455)	(118)	(152)
Finance costs	584	974	336
Income tax (benefit)/expense	(95)	2	4
Share in losses/(earnings) of associate	1	(1)	2
Other	7	(3)	58
Changes in working capital:
Increase in trade receivables and other assets	(61)	(112)	(60)
Increase in trade and other liabilities	291	447	245
Increase in deferred revenue	38	77	77
(Decrease)/Increase in provisions	(17)	8	38
Interest received	18	19	5
Income tax (received)/paid	(9)	2	(4)
Net cash flows from operating activities	344	179	101
Investing activities
Purchases of property and equipment	(125)	(36)	(27)
Purchases of short term investments	(1,069)	(1,386)	(1,397)
Sales and maturities of short term investments	1,226	1,080	609
Change in restricted cash	(10)	(34)	(1)
Other	(44)	(59)	(11)
Net cash flows used in investing activities	(22)	(435)	(827)
Financing activities
Proceeds from issuance of Convertible Notes, net of costs	0	0	861
Proceeds from exercise of share options	163	29	33
Repurchases of ordinary shares	(72)	0	0
Other	1	5	22
Net cash flows from financing activities	92	34	916
Net increase/(decrease) in cash and cash equivalents	414	(222)	190
Cash and cash equivalents at January 1	477	755	597
Net foreign exchange gains/(losses) on cash and cash equivalents	0	(56)	(32)
Cash and cash equivalents at December 31	891	477	755
Non-cash investing and financing activities
Issuance of shares for business combinations	0	33	0
Purchases of property and equipment in trade and other payables	23	5	1
Repurchases of ordinary shares in trade and other payables	5	0	0
Issuance of shares upon exchange of Convertible Notes	1,145	686	0
Issuance of shares in exchange for long term investment	€ 0	€ 910	€ 0